DWS Enhanced Commodity Strategy Fund Expense Example - DWS Enhanced Commodity Strategy Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 680
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,123
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	2,179
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,167
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,242
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,347